Assets Classified as Held for Sale and Discontinued Operations - Additional Information (Detail) - Coca-cola Beverages Africa [member] $ in Millions	Oct. 04, 2017 USD ($)
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [Line Items]
Percentage of equity stake in subsidiary	54.50%
Agreed selling price of assets held for sale	$ 3,150